Provisions - Schedule of maturity of estimated benefits payments, United Kingdom (Details) - United Kingdom € in Millions	Dec. 31, 2023 EUR (€)
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 525
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	448
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	466
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	494
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	512
2029 to 2033
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,764